Derivative Instruments and Hedging Activity: (Details 4) (Commodity derivative contracts, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014 bbl	Jun. 30, 2014 bbl
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	$ (25,096,536)	$ 33,117,425
Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		8,065,417
Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		25,052,008
Oil | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(5,203,987)
Oil | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(19,892,549)
Oil | Swaps
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	32,719	61,353
Oil | Swaps | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	15,080	56,711
Oil | Swaps | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	17,639	4,642
Oil | Swaps | 2014 (10/1/2014 - 12/31/2014)
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	2,067	4,134
Fair Value per MMBtu or Barrel	0.98	10.14
Fair value	2,021	41,910
Oil | Swaps | 2014 (10/1/2014 - 12/31/2014) | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	2,021	41,910
Oil | Swaps | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	5,532	5,532
Fair Value per MMBtu or Barrel	3.34	3.79
Fair value	18,497	20,947
Oil | Swaps | 2015 | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	13,059	14,801
Oil | Swaps | 2015 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	5,438	6,146
Oil | Swaps | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	2,900	2,900
Fair Value per MMBtu or Barrel	4.21	(0.52)
Fair value	12,201	(1,504)
Oil | Swaps | 2016 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	12,201	(1,504)
Oil | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(3,233,475)	5,276,633
Oil | Call Options | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(820,668)	1,638,017
Oil | Call Options | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(2,412,807)	3,638,616
Oil | Call Options | 2014 (10/1/2014 - 12/31/2014)
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	26,406	52,812
Fair Value per MMBtu or Barrel	(2.28)	12.85
Fair value	(60,162)	678,854
Oil | Call Options | 2014 (10/1/2014 - 12/31/2014) | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(60,162)	678,855
Oil | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	113,952	113,952
Fair Value per MMBtu or Barrel	(8.74)	15.13
Fair value	(996,254)	1,724,331
Oil | Call Options | 2015 | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(760,506)	959,162
Oil | Call Options | 2015 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(235,748)	765,168
Oil | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	131,796	131,796
Fair Value per MMBtu or Barrel	(7.30)	10.14
Fair value	(962,737)	1,336,521
Oil | Call Options | 2016 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(962,737)	1,336,521
Oil | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	119,868	119,868
Fair Value per MMBtu or Barrel	(6.43)	8.32
Fair value	(770,881)	987,073
Oil | Call Options | 2017 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(770,881)	987,073
Oil | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	79,452	79,452
Fair Value per MMBtu or Barrel	(5.58)	6.92
Fair value	(443,441)	549,854
Oil | Call Options | 2018 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(443,441)	549,854
Natural gas | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(21,895,780)	27,779,439
Natural gas | Call Options | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(4,398,399)	6,370,689
Natural gas | Call Options | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(17,497,381)
Natural gas | Call Options | 2014 (10/1/2014 - 12/31/2014)
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	2,433,309	4,866,618
Fair Value per MMBtu or Barrel	(0.24)	0.60
Fair value	(590,483)	2,917,537
Natural gas | Call Options | 2014 (10/1/2014 - 12/31/2014) | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(590,483)	2,917,537
Natural gas | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	10,696,392	10,696,392
Fair Value per MMBtu or Barrel	(0.46)	0.55
Fair value	(5,143,182)	6,175,384
Natural gas | Call Options | 2015 | Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(3,807,916)	3,453,152
Natural gas | Call Options | 2015 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(1,335,266)	2,722,232
Natural gas | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	11,056,752	11,056,752
Fair Value per MMBtu or Barrel	(0.49)	0.55
Fair value	(5,642,628)	6,289,449
Natural gas | Call Options | 2016 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(5,642,628)	6,289,449
Natural gas | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	11,184,600	11,184,600
Fair Value per MMBtu or Barrel	(0.53)	0.60
Fair value	(6,105,860)	6,964,278
Natural gas | Call Options | 2017 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(6,105,860)	6,964,278
Natural gas | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	8,252,340	8,252,340
Fair Value per MMBtu or Barrel	(0.52)	0.65
Fair value	(4,413,627)	5,432,791
Natural gas | Call Options | 2018 | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	(4,413,627)	5,432,791
Natural gas | Oil | Non-Current
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		$ 21,408,750